Report of the directors financial review risk report - The consensus Upside scenario (Details) - Consensus Upside scenario allowance for ECL	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
UK | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	11.50%	1080.00%
UK | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, min)	2.90%	310.00%
House price index (%, start-to-peak)	19.10%	1300.00%
Inflation rate (YoY % change, min)	0.80%	130.00%
Central bank policy rate (%, min)	3.60%	370.00%
US | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	14.90%	1430.00%
US | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, min)	3.10%	310.00%
House price index (%, start-to-peak)	27.70%	2190.00%
Inflation rate (YoY % change, min)	1.10%	140.00%
Central bank policy rate (%, min)	3.80%	370.00%
Hong Kong | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	20.80%	2180.00%
Hong Kong | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, min)	2.50%	240.00%
House price index (%, start-to-peak)	22.90%	1790.00%
Inflation rate (YoY % change, min)	0.80%	30.00%
Central bank policy rate (%, min)	4.10%	410.00%
Mainland China | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	28.70%	3040.00%
Mainland China | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, min)	4.80%	480.00%
House price index (%, start-to-peak)	8.10%	1970.00%
Inflation rate (YoY % change, min)	0.20%	60.00%
Central bank policy rate (%, min)	3.30%	3.10%
France | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	9.20%	1040.00%
France | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, min)	6.10%	620.00%
House price index (%, start-to-peak)	22.40%	1960.00%
Inflation rate (YoY % change, min)	1.10%	150.00%
Central bank policy rate (%, min)	2.50%	260.00%
UAE | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	27.40%	3070.00%
UAE | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, min)	2.10%	200.00%
House price index (%, start-to-peak)	26.80%	3420.00%
Inflation rate (YoY % change, min)	1.40%	140.00%
Central bank policy rate (%, min)	3.80%	370.00%
Mexico | 2024
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	17.30%	1780.00%
Mexico | 2025
Disclosure of financial assets [line items]
Unemployment rate (%, min)	2.60%	240.00%
House price index (%, start-to-peak)	28.00%	3060.00%
Inflation rate (YoY % change, min)	2.50%	270.00%
Central bank policy rate (%, min)	8.20%	780.00%